CHANGES IN ACCOUNTING POLICIES - Disclosure of consolidated statement of financial position (Details) (Details) - CAD ($)	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018
Non-current assets
Exploration and evaluation assets	$ 5,489,773	$ 5,188,375	$ 1,620,466
Shareholders' equity
Deficit	$ (98,575,461)	(39,390,571)	(19,565,257)
As previously reported [Member]
Non-current assets
Exploration and evaluation assets		31,615,763	13,994,090
Shareholders' equity
Deficit		(12,963,183)	(7,191,633)
Effect of change in accounting policy [Member]
Non-current assets
Exploration and evaluation assets		(26,427,388)	(12,373,624)
Shareholders' equity
Deficit		$ (26,427,388)	$ (12,373,624)